Dan Igo Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1221 Fax 617-406-1967 daniel.igo@citi.com

November 20, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Salient MF Trust

(File	Nos. 333-180225/811-22678)

Ladies and Gentlemen:

On behalf of Salient MF Trust (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated November 19, 2012 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 (the “Amendment”) to the Registrant’s Registration Statement. This Amendment was electronically filed under Rule 485(b) as Post-Effective Amendment No. 3 on November 15, 2012 (Accession No. 0001193125-12-472709).

Please contact the undersigned at (617) 824-1221 with any questions concerning this filing.

Very truly yours,

/s/ Daniel J. Igo
Daniel J. Igo Vice President, Citi Fund Services

cc: George J. Zornada, Esq.